Organization And Description Of Business (Narrative) (Details) (USD $)	0 Months Ended		12 Months Ended				0 Months Ended						0 Months Ended	1 Months Ended	0 Months Ended
	Jan. 08, 2013	Feb. 23, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013	Feb. 23, 2012 Crestwood Holdings LLC [Member]	Nov. 12, 2010 Crestwood Holdings LLC [Member]	Oct. 18, 2010 Crestwood Holdings LLC [Member]	Oct. 01, 2010 Crestwood Holdings LLC [Member]	Oct. 01, 2010 Common [Member] Crestwood Holdings LLC [Member]	Oct. 01, 2010 Subordinated Unitholders [Member] Crestwood Holdings LLC [Member]	Jan. 08, 2013 Class D Units [Member]	Jan. 31, 2013 Class D Units [Member]	Jan. 08, 2013 General Partner [Member]
Interests acquired	65.00%					65.00%	65.00%			100.00%
Ownership percentage		35.00%
Units acquired											5,696,752	11,513,625
Subordinated promissory note										$ 58,000,000
Purchase price paid										701,000,000
Potential cash payment										72,000,000
Common units issued from conversion of subordinated debt					2,333,712				2,333,712
Common units issued from conversion of subordinated units								11,513,625
Payments for investment in unconsolidated affiliate		131,000,000					244,000,000
Payments for investment in consolidated affiliate	258,000,000
General partners, additional units issued			633,084	473,731									6,190,469	6,190,469	133,060
Borrowings to acquire interest in subsidiaries	$ 129,000,000